Schedule of inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 40,342	$ 17,368
Finished goods	413,518	422,826
Inventories	$ 453,860	$ 440,194